Employee benefits - Plan assets composition (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Employee benefits
Equity instruments	$ 9.1	$ 8.5
Debt instruments	12.4	12.8
Cash and deposits	2.7	2.4
Other	2.9	3.1
Fair value of the plan assets	$ 27.1	$ 26.8